Schedule Of Financial Information Of Ocean Rig UDW Inc. (Parent Company Only) (Tables) - Ocean Rig UDW Inc	12 Months Ended
Dec. 31, 2015
Balance Sheet
	December 31,
	2014	2015
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$60	$35
Other current assets	2,090	182
Total current assets	2,150	217

NON-CURRENT ASSETS:
Investments in subsidiaries*	3,549,399	3,781,705
Due from related parties	117,219	-
Total non-current assets	3,666,618	3,781,705

Total assets	$3,668,768	$3,781,922

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities	$10,278	$9,913
Total current liabilities	10,278	9,913

NON-CURRENT LIABILITIES
Long term debt, net of current portion	492,214	497,244
Total non-current liabilities	492,214	497,244

STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2014 and 2015, nil issued and outstanding at December 31, 2014 and 2015, respectively
Common stock, $0.01par value; 1,000,000,000 shares authorized, at December 31, 2014 and 2015, 132,017,178 and 160,888,606 issued and outstanding at December 31, 2014 and 2015, respectively	1,320	1,609
Treasury stock ; 0 shares at December 31, 2014 and $0.01 par value; 22,222,222 shares at December 31, 2015		(222)
Additional paid-in capital	3,494,957	3,572,549
Accumulated other comprehensive loss	(23,938)	(22,841)
Accumulated deficit	(306,063)	(276,330)
Total stockholders' equity	3,166,276	3,274,765
Total liabilities and stockholders' equity	$3,668,768	$3,781,922

Statements of Operations
	For the year ended December 31,
	2013	2014	2014
EXPENSES:

General and administrative expenses	$8,565	$7,983	$6,924

Operating loss	(8,565)	(7,983)	(6,924)

OTHER INCOME / (EXPENSES):
Interest and finance costs	(53,193)	(82,109)	(65,988)
Interest income	-	1,383	-
Loss on interest rate swaps	(149)	-	-
Other, net	2,358	6,224	5,041

Total other (expenses), net	(50,984)	(74,502)	(60,947)

Equity in earnings of subsidiaries*	122,872	342,288	147,885

Net income	$63,323	$259,803	$80,014

Net Income To Common Stockholders	63,221	259,031	78,839

Earnings per common share, basic and diluted	0.48	1.96	0.57

Weighted average number of shares, basic and diluted	131,727,504	131,837,227	138,757,176

Schedule of Compehensive Income/ (loss)
	For the year ended December 31,
	2013	2014	2015
Net income	$63,323	$259,803	$80,014

Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,036	1,034	1,035
Actuarial gains/(losses)	3,335	(1,518)	62
Other Comprehensive income / (loss)	4,371	(484)	1,097
Total Comprehensive income	$67,694	$259,319	$81,111

Statements Of Cash flows
	For the year ended December 31,
	2013	2014	2015
Net Cash Used in Operating Activities	$(62,302)	$(88,302)	$237,535

Cash Flows from Investing Activities:
Investments in subsidiaries	61,406	289,654	(379,993)
Loan to parent	-	(120,000)	-
Proceeds from arrangement fees	-	3,000	-
Net Cash Provided by Investing Activities	61,406	172,654	(379,993)

Cash Flows from Financing Activities:
Proceeds from senior notes	-	500,000
Payments of senior notes	-	(500,000)
Dividends paid	-	(75,194)	(50,281)
Net proceeds from common stock issuance			192,714
Payments for issuance of subsidiaries shares	-	(466)
Payment of financing fees	-	(8,690)
Net Cash used in Financing Activities	-	(84,350)	142,433
Net increase/(decrease) in cash and cash equivalents	(896)	2	(25)
Cash and cash equivalents at beginning of year	954	58	60
Cash and cash equivalents at end of year	$58	$60	$35